BORROWINGS - Currency Concentration of Total Borrowings (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Total Borrowings	€ 2,028	€ 2,056	€ 2,129
U.S. Dollars
Disclosure of detailed information about borrowings [line items]
Total Borrowings	1,171	1,188
Euro
Disclosure of detailed information about borrowings [line items]
Total Borrowings	849	861
Other currencies
Disclosure of detailed information about borrowings [line items]
Total Borrowings	€ 8	€ 7